Details of Significant Accounts	6 Months Ended
Jun. 30, 2024
Details of Significant Accounts
Details of Significant Accounts	Details of Significant Accounts
6(1)    Cash and cash equivalents

	December 31, 2023	June 30, 2024
Petty cash	$1	$1
Checking accounts	2,139	1,976
Demand deposits	12,547	15,114
Time deposits	109,000	103,500
Others	184	205
	$123,871	$120,796
A.The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote. As of June 30, 2024, the majority of our cash and cash equivalents, 95%, are denominated in U.S. Dollars.
B.The Group has no cash and cash equivalents pledged to others.
6(2)    Current financial assets at amortized cost

	December 31, 2023	June 30, 2024
Time deposits with maturities over three months	$30,300	$37,970
A.The Group has no financial assets at amortized cost pledged to others.
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of June 30, 2024, 95% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
6(3)    Accounts receivable

	December 31, 2023	June 30, 2024
Accounts receivable	$6,992	$7,102
A.The ageing analysis of accounts receivable is as follows:

	December 31, 2023	June 30, 2024
Not past due	$5,791	$5,399
Up to 30 days	594	563
31 to 90 days	340	302
91 to 180 days	196	643
Over 181 days	71	195
	$6,992	$7,102
The above ageing analysis was based on days overdue.
B.As at December 31, 2023 and June 30, 2024, accounts receivable were all from contracts with customers. And as at January 1, 2023, the balance of receivables from contracts with customers amounted to $7,756.
C.As at December 31, 2023 and June 30, 2024, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $6,992 and $7,102, respectively.
D.Information relating to credit risk of accounts receivable is provided in Note 12(2).
6(4)    Other current assets

	December 31, 2023	June 30, 2024
Prepaid expenses	$3,773	$2,761
Others	269	71
	$4,042	$2,832
6(5)    Property, plant and equipment

	Leasehold improvements	Machinery	Office equipment	Total
At December 31, 2023
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
Opening net book amount	$122	$241	$17	$380
Additions	69	190	—	259
Depreciation expense	(27)	(64)	(3)	(94)
Closing net book amount	$164	$367	$14	$545
At June 30, 2024
Cost	$744	$919	$53	$1,716
Accumulated depreciation	(580)	(552)	(39)	(1,171)
	$164	$367	$14	$545
The Group has no property, plant and equipment pledged to others.
6(6)    Leasing arrangements  —  lessee
A.The Group leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets cannot be used as collateral for borrowing purposes and are prohibited from being subleased, sold or lent to others or corporations under any circumstances.
B.Short-term leases with a lease term of 12 months or less include offices located in United States, Japan, China and France. As of December 31, 2023 and June 30, 2024, lease commitments for short-term leases amounted to $136 and $148, respectively.
C.The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At December 31, 2023
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
Opening net book amount	$705	$142	$847
Additions	82	—	82
Depreciation expense	(204)	(46)	(250)
Closing net book amount	$583	$96	$679
At June 30, 2024
Cost	$1,024	$202	$1,226
Accumulated depreciation	(441)	(106)	(547)
	$583	$96	$679
D.Lease liabilities relating to lease contracts:

	December 31, 2023	June 30, 2024
Total lease liabilities	$868	$711
Less: current portion (shown as ‘current lease liabilities’)	(481)	(524)
	$387	$187
E.The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2023	2024
Items affecting profit or loss
Interest expense on lease liabilities	$5	$10
Expense on short-term lease contracts	193	177
	$198	$187
F.For the six months ended June 30, 2023 and 2024, the Group’s total cash outflow for leases were $401 and $426, respectively, including the interest expense on lease liabilities amounting to $5 and $10, expense on short-term lease contracts amounting to $193 and $177, and repayments of principal portion of lease liabilities amounting to $203 and $239, respectively.
6(7)    Intangible assets

	Software	Other intangible assets	Total
At December 31, 2023
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Opening net book amount	$69	$8	$77
Additions	6	—	6
Cost of disposals	—	(74)	(74)
Accumulated amortization on disposals	—	74	74
Amortization charge	(24)	(2)	(26)
Closing net book amount	$51	$6	$57
At June 30, 2024
Cost	$143	$15	$158
Accumulated amortization	(92)	(9)	(101)
	$51	$6	$57
Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2023	2024
Research and development expenses	$37	$26
6(8)    Financial liabilities at fair value through profit or loss

	December 31, 2023	June 30, 2024
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(6,865)	(6,911)
	$1,566	$1,520
A.    Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2023	2024
Net gains (losses) recognized in profit or loss
Warrant liabilities	$(244)	$46
B.    Warrant liabilities
(a)As part of Business Combination, warrants sold and issued by Provident were automatically converted to Perfect Warrants. Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.
(b)As of June 30, 2024 there were 20,850 thousand warrants outstanding, consisting of 12,750 thousand Public Warrants, 6,600 thousand Private Placement Warrants and 1,500 thousand Forward Purchase Warrants (as defined below). Each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.
Public Warrants
Provident sold an aggregate of 11,500 thousand Public Warrants in the Provident Initial Public Offering. On November 20, 2023, 1,250 thousand Forward Purchase Warrants were converted into 1,250 thousand Public Warrants.
Private Placement Warrants
Provident privately issued and sold an aggregate of 6,600 thousand Private Warrants to the Sponsor simultaneously with the consummation of the Provident Initial Public Offering on January 7, 2021.
Forward Purchase Warrants
Pursuant to the Forward Purchase Agreements (“FPA”), Provident issued and sold to FPA Investors, an aggregate of 5,500 thousand Forward Purchase Shares and 2,750 thousand Forward Purchase Warrants in consideration for an aggregate purchase price of $55,000, as closed on October 27, 2022.
(c)Movements in all kinds of Perfect Warrants are as follows:

	Public Warrants (units in thousands)	Private Placement Warrants (units in thousands)	Forward Purchase Warrants (units in thousands)
At December 31, 2023	12,750	6,600	1,500
At June 30, 2024	12,750	6,600	1,500
(d)Redemption of warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to Perfect Private Placement Warrants):
(i) in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.
(e)Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share, Perfect Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Perfect Public Warrants, as described above.
(f)Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants and Forward Purchase Warrants except that Private Placement Warrants, so long as they are held by Provident Acquisition Holdings Ltd., (the “Sponsor”) or its permitted transferees, (i) will not be redeemable by the Company (ii) may not (including the Class A Ordinary shares issuable upon exercise of these Private Placement Warrants), subject to certain limited exceptions, be transferred assigned or sold by the holder until 30 days after the completion of the Company’s initial Business Combination (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to certain registration rights.
If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Warrants and Forward Purchase Warrants.
6(9)    Other payables

	December 31, 2023	June 30, 2024
Employee bonus	$4,662	$5,200
Payroll	2,228	1,532
Remuneration to directors	115	460
Promotional fees	1,090	1,437
Professional service fees	1,415	750
Sales VAT payables	126	205
Post and telecommunications expenses	171	214
Others	524	441
	$10,331	$10,239
6(10)    Provisions

Warranty
At December 31, 2023	$2,394
Additional provisions	287
Used during the period	(850)
Net exchange differences	(56)
At June 30, 2024	$1,775
Analysis of total provisions:

	December 31, 2023	June 30, 2024
Current	$2,394	$1,775
The Group enters into the contract with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as agreed by both parties. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgement. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions shall be paid when the payment is actually claimed.
6(11)    Pensions
A.Defined benefit plan
(a)The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will make contributions for the deficit by next March.
(b)For the aforementioned pension plan, the Group recognized pension costs of $2 and $2 for the six months ended June 30, 2023 and 2024, respectively.
(c)Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2024 amount to $6.
B.Defined contribution plans
(a)Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum when employees retire.
(b)The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the six months ended June 30, 2023 and 2024 were $265 and $282, respectively.
(c)The pension costs under local government law of other foreign subsidiaries for the six months ended June 30, 2023 and 2024 were $121 and $132, respectively.
6(12)    Share-based payment
A.Share Incentive Plan
(a)For the six months ended June 30, 2023 and 2024, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2023		2024
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	2,063	$3.95	4,073	$4.47
Options granted	2,276	4.94	5	2.13
Options forfeited	(67)	4.04	(143)	4.50
Options outstanding at June 30	4,272	4.48	3,935	4.47
Options exercisable at June 30	—		914
(c)As of December 31, 2023 and June 30, 2024, the range of exercise prices of stock options outstanding were $2.43 ~ $7.20 and $2.13 ~ $7.20 (in dollars) per share, respectively; the weighted-average remaining contractual period was 3.06 ~ 4.84 years and 2.56 ~ 4.91 years, respectively.
(d)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
B.Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2023	2024
Equity settled	$1,441	$1,437
C.In 2022, the Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. Expense incurred for the six months ended June 30, 2023 and 2024 was $175 and $0, respectively. The fixed monetary value of equity awards of director compensation was paid in cash in the first year, resulting in expenses incurred for the year ended December 31, 2022, being paid in cash. In the future, the Group may compensate directors either entirely in cash or partially in cash and partially in equity.
D.Shareholder Earnout
In connection with the merger transaction in 2022, the Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the Business Combination Agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively. None of these conditions had been met in the period up through June 30, 2024.
Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. The expense related to these instruments was previously recorded in connection with the merger in 2022.
E.Sponsor Earnout
In connection with the Business Combination Agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through June 30, 2024.
6(13)    Share capital
A.As of June 30, 2024, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,185, including 85,060 thousand Class A Ordinary Shares after the retirement of 16,388 thousand treasury shares and 27 thousand shares surrendered by a shareholder, and 16,789 thousand Class B Ordinary Shares. All proceeds from shares issued have been collected.
Perfect Class A Ordinary shares
Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A Ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.
Perfect Class B Ordinary shares
Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Ordinary Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.
B.Movements for the Company’s share capital are as follows:

Shares (in thousands)
At December 31, 2023	101,917
Retirement of treasury shares	(68)
At June 30, 2024	101,849
On February 7, 2024, the Company completed the retirement of 68 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
C.Share Repurchase Plan
On May 4, 2023, the Board of Directors approved a share repurchase plan authorizing the Company may repurchase up to $20,000 of its Class A Ordinary shares over the next 12-month period. During this plan, the Company repurchased 259 thousand of Class A Ordinary shares with a total consideration paid amounted $1,064. The Company retired 191 thousand shares repurchased from this plan in 2023 and retired the remaining of 68 thousand shares in 2024.
D.Tender Offer
On November 24, 2023, the Board of Directors approved a tender offer, which commenced on November 27, 2023, and withdrawal rights expired on December 26, 2023, to purchase up to 16,129 thousand shares of Class A Ordinary at a price of $3.10 (in dollars) per share for an aggregate purchase price of approximately $50,000. The Company completed the repurchase, and all the purchased shares were retired on December 29, 2023.
6(14)    Capital surplus
Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
The following tables illustrates the detail of capital surplus:

	December 31, 2023	June 30, 2024
Additional paid-in capital	$477,734	$477,415
Other:
Employees’ stock option cost	5,430	6,867
Retirement of treasury shares	27,235	27,371
Subtotal	32,665	34,238
	$510,399	$511,653
6(15)    Accumulated deficits
Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.
6(16)    Revenue

	Six months ended June 30,
	2023	2024
Revenue from contracts with customers	$24,832	$28,194
A.Disaggregation of revenue from contracts with customers
(a)The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Six months ended June 30, 2023	United States	Japan	France	Others	Total
Revenue from external customer contracts	$11,256	$2,203	$1,979	$9,394	$24,832
Timing of revenue recognition:
At a point in time	$794	$418	$328	$1,353	$2,893
Over time	10,462	1,785	1,651	8,041	21,939
	$11,256	$2,203	$1,979	$9,394	$24,832

Six months ended June 30, 2024	United States	Japan	France	Others	Total
Revenue from external customer contracts	$11,308	$2,748	$2,427	$11,711	$28,194
Timing of revenue recognition:
At a point in time	$505	$575	$520	$793	$2,393
Over time	10,803	2,173	1,907	10,918	25,801
	$11,308	$2,748	$2,427	$11,711	$28,194
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2023	2024
AR/AI cloud solutions and Subscription	$21,359	$25,305
Licensing	2,875	2,288
Advertisement	580	496
Others (Note)	18	105
	$24,832	$28,194
Note: Others are immaterial revenue streams to the Group.
(c)The revenue generated from AR/AI cloud solutions was $9,622, and $8,549 for the six months ended June 30, 2023 and 2024, respectively.
B.Contract assets and liabilities
(a)The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2023	June 30, 2024
Contract assets:
Unbilled revenue	$2,770	$1,543
Contract liabilities:
Advance sales receipts	$15,346	$16,858
(b)Revenue recognized that was included in the contract liability balance at the beginning of the period

	Six months ended June 30,
	2023	2024
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$9,763	$11,877
(c)Unsatisfied contracts
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2023 and June 30, 2024, amounting to $ 28,133 and $ 28,104, respectively. The Group expects that 93% of the transaction price allocated to the unsatisfied contracts as of June 30, 2024, are expected to be recognized as revenue less than one year. The remaining 7% is expected to be recognized as revenue from July 2025 to 2027.
6(17)    Interest income

	Six months ended June 30,
	2023	2024
Interest income from bank deposits	$2,100	$2,951
Interest income from financial assets at amortized cost	2,509	990
Others	—	11
	$4,609	$3,952
The nature of interest income from financial assets at amortized cost was time deposits with maturities over three months.
6(18)    Other income

	Six months ended June 30,
	2023	2024
Subsidy from government	$—	$14
Others	7	—
	$7	$14
6(19)    Other gains and losses

	Six months ended June 30,
	2023	2024
Foreign exchange losses	$(215)	$(337)
Gains (losses) on financial liabilities at fair value through profit or loss	(244)	46
	$(459)	$(291)
Please refer to Note 6(8) for details of gains (losses) on financial liabilities at fair value through profit or loss.
6(20)    Finance costs

	Six months ended June 30,
	2023	2024
Interest expense – lease liabilities	$5	$10
6(21)    Costs and expenses by nature

	Six months ended June 30,
	2023	2024
Cost of goods sold	$2	$11
Employee benefit expenses	13,516	14,479
Promotional fees	4,823	5,611
Platform fees	4,220	5,196
Professional service fees	2,893	2,710
Insurance expenses	1,170	723
Warranty cost	335	287
Depreciation of right-of-use assets	212	250
Depreciation of property, plant and equipment	114	94
Amortization of intangible assets	37	26
Others	1,110	1,392
	$28,432	$30,779
6(22)    Employee benefit expenses

	Six months ended June 30,
	2023	2024
Wages and salaries	$10,425	$11,107
Remuneration to directors	335	345
Employee insurance fees	685	711
Pension costs	388	416
Employee stock options	1,266	1,437
Other personnel expenses	417	463
	$13,516	$14,479
6(23)    Income tax

	Six months ended June 30,
	2023	2024
Current income tax:
Current tax expense recognized for the current period	$63	$574
Prior year income tax underestimation	—	6
Total current tax	63	580
Deferred income tax:
Origination and reversal of temporary differences	—	(894)
Taxable losses	—	—
Total deferred income tax	—	(894)
Income tax expense (benefit)	$63	$(314)
6(24)    Earnings per share

	Six months ended June 30, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$489	118,248	$0.004
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$489	118,248	$0.004

	Six months ended June 30, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$1,394	101,849	$0.014
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$1,394	101,849	$0.014
Note: Warrant liabilities, Employee stock options, Shareholder Earnout and Sponsor Earnout were excluded from the calculation of diluted earnings per share as they are anti-dilutive for the six months ended June 30, 2023 and 2024. As at December 31, 2023 and June 30, 2024, the potentially dilutive instruments are as follows:

	December 31, 2023	June 30, 2024
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	4,073	3,935
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	36,099	35,961
6(25)    Changes in liabilities from financing activities

	2024
	Financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At December 31, 2023	$1,566	$868	$2,434
Changes in cash flow from financing activities	—	(239)	(239)
Change in fair value through profit and loss	(46)	—	(46)
Changes in other non-cash items – additions	—	82	82
At June 30, 2024	$1,520	$711	$2,231